Finance income and costs (Details) - EUR (€) € in Millions	5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Disclosure Of Finance Income (Cost) [Line Items]
Interest income			€ 4.4	€ 0.2	€ 5.9	€ 0.0
Gain on derivatives			4.3	7.0	0.0	0.0
Net foreign exchange gains on translation of financial assets and liabilities			0.0	0.0	18.3	0.1
Finance income			8.7	7.2	24.2	0.1
Accrued interest			0.0	0.0	0.0	0.0
Cash pay interest expense			(38.8)	(54.0)	(68.7)	0.0
Cross-currency interest rate swaps: cash flow hedges, transfer from equity			0.0	3.9	0.0	0.0
Other interest expense			0.0	0.0	(2.8)	0.0
Net pension interest costs			(1.9)	(3.6)	(4.1)	0.0
Amortization of borrowing costs			(2.1)	(2.7)	(5.0)	0.0
Net foreign exchange losses on translation of financial assets and liabilities			(0.5)	(3.9)	0.0	0.0
Interest on unwinding of discounted items			0.0	(1.2)	(1.4)	0.0
Loss on derivatives			0.0	0.0	(4.3)	0.0
Financing costs incurred in amendment of terms of debt		€ (20.1)	(0.9)	(20.1)	0.0	0.0
Finance costs			(44.2)	(81.6)	(86.3)	0.0
Net finance (costs)/income			€ (35.5)	€ (74.4)	€ (62.1)	€ 0.1
Deferred transaction costs written off		€ 15.7
Predecessor
Disclosure Of Finance Income (Cost) [Line Items]
Interest income	€ 2.0
Gain on derivatives	0.0
Net foreign exchange gains on translation of financial assets and liabilities	0.0
Finance income	2.0
Accrued interest	(60.2)
Cash pay interest expense	(35.4)
Cross-currency interest rate swaps: cash flow hedges, transfer from equity	0.0
Other interest expense	0.0
Net pension interest costs	(0.7)
Amortization of borrowing costs	(0.9)
Net foreign exchange losses on translation of financial assets and liabilities	(20.5)
Interest on unwinding of discounted items	0.0
Loss on derivatives	0.0
Financing costs incurred in amendment of terms of debt	0.0
Finance costs	(117.7)
Net finance (costs)/income	€ (115.7)